Other liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Liabilities [Abstract]
Accruals and other accumulated expenses	$ 16,812	$ 9,266
Trade payables	7,269	2,311
Other payables	2,730	2,784
Other liabilities	$ 26,811	$ 14,361